Supplement to the

Fidelity® Global High Income Fund

June 29, 2023

Prospectus

Reorganization. The Board of Trustees of Fidelity Summer Street Trust has unanimously approved an Agreement and Plan of Reorganization (“Agreement”) between Fidelity® Global High Income Fund and Fidelity® High Income Fund.

Each fund seeks a high level of current income. Growth of capital may also be considered.

As a result of the proposed Reorganization, shareholders of each class of Fidelity® Global High Income Fund would receive shares of the corresponding class of Fidelity® High Income Fund.

The Agreement provides for the transfer of all of the assets of Fidelity® Global High Income Fund in exchange for corresponding shares of Fidelity® High Income Fund equal in value to the net assets of Fidelity® Global High Income Fund and the assumption by Fidelity® High Income Fund of all of the liabilities of Fidelity® Global High Income Fund. After the exchange, Fidelity® Global High Income Fund will distribute the Fidelity® High Income Fund shares to its shareholders pro rata, in liquidation of Fidelity® Global High Income Fund. As a result, shareholders of Fidelity® Global High Income Fund will become shareholders of Fidelity® High Income Fund (these transactions are collectively referred to as the “Reorganization”).

Shareholders of Fidelity® Global High Income Fund will receive a combined information statement and prospectus containing more information with respect to the Reorganization, and a summary of the Board’s considerations in approving the Agreement.

The Reorganization, which does not require shareholder approval, is expected to take place on or about September 13, 2024. The Reorganization is expected to be a tax-free transaction. This means that neither Fidelity® Global High Income Fund nor its shareholders will recognize any gain or loss as a direct result of the Reorganization.

Effective the close of business on March 22, 2024, new positions in Fidelity® Global High Income Fund (the fund) may no longer be opened. Shareholders of the fund on that date may continue to add to their fund positions existing on that date. Investors who did not own shares of the fund on March 22, 2024, generally will not be allowed to buy shares of the fund except that new fund positions may be opened: 1) by participants in most group employer retirement plans (and their successor plans) if a qualifying fund is already established as an investment option under the plans (or under another plan sponsored by the same employer), 2) by participants in a 401(a) plan covered by a master record keeping services agreement between Fidelity and a national federation of employers that included a qualifying fund as a core investment option, 3) for accounts managed on a discretionary basis by certain registered investment advisers that have discretionary assets of at least $500 million invested in mutual funds and already included the fund in their discretionary account program, 4) by a mutual fund or a qualified tuition program for which Fidelity serves as investment manager, 5) by a portfolio manager of the fund, 6) by a fee deferral plan offered to trustees of certain Fidelity® funds, if the fund is an investment option under the plan, and 7) by qualified intermediaries to facilitate in-kind redemption activity when deemed by the Adviser to be in the best interests of the fund, and 8) by certain asset pools associated with an organization that already offers a qualifying fund as an investment option in its retirement plan(s). These restrictions generally will apply to investments made directly with Fidelity and investments made through intermediaries. Investors may be required to demonstrate eligibility to buy shares of the fund before an investment is accepted.

Effective after the close of business on May 20, 2024, new positions in the fund may no longer be opened. Existing shareholders may continue to hold their shares and purchase additional shares through the reinvestment of dividend and capital gain distributions until the fund’s liquidation.

In connection with the Reorganization, an information statement/prospectus that will be included in a registration statement on Form N-14 will be filed with the Securities and Exchange Commission. After the registration statement is filed with the SEC, it may be amended or withdrawn and the information statement/prospectus will not be distributed to shareholders of Fidelity® Global High Income Fund unless and until the registration statement becomes effective. Shareholders should read the information statement/prospectus, which contains important information about the Reorganization, when it becomes available. For a free copy of the information statement/prospectus, please contact Fidelity at 1-800-544-8544. The information statement/prospectus will also be available on the Securities and Exchange Commission’s website (www.sec.gov).

For more detailed information, please contact Fidelity at 1-800-544-8544.

Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.

The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	0.80%A,B

Distribution and/or Service (12b-1) fees	None

Other expenses	0.28%B

Total annual operating expenses	1.08%

Fee waiver and/or expense reimbursement	0.28%C

Total annual operating expenses after fee waiver and/or expense reimbursement	0.80%

A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.19% was previously charged under the services agreements.

B Adjusted to reflect current fees.

C Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse the class of shares of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable), as a percentage of its average net assets, exceed 0.80% (the Expense Cap). If at any time during the current fiscal year expenses for the class of shares of the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through August 31, 2024. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

1 year	$ 82

3 years	$ 306

5 years	$ 559

10 years	$ 1,283

The following information replaces similar information found in the “Fund Management” section under the “Advisory Fee(s)” heading.

Each class of the fund pays a management fee to the Adviser.

The management fee is calculated and paid to the Adviser every month.

When determining a class’s management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the fund’s monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class.

The annual management fee rate for the class of shares of the fund offered through this prospectus is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate (if applicable) or (2) 0.83%. One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month.

A different management fee rate may be applicable to each class of the fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

GHI-PSTK-0324-109 1.962838.109	March 13, 2024

Supplement to the

Fidelity® Global High Income Fund and

Fidelity® High Income Fund

Class A, Class M, Class C, Class I, and Class Z

June 29, 2023

As Revised November 8, 2023

Prospectus

Reorganization. The Board of Trustees of Fidelity Summer Street Trust has unanimously approved an Agreement and Plan of Reorganization (“Agreement”) between Fidelity® Global High Income Fund and Fidelity® High Income Fund.

Each fund seeks a high level of current income. Growth of capital may also be considered.

As a result of the proposed Reorganization, shareholders of each class of Fidelity® Global High Income Fund would receive shares of the corresponding class of Fidelity® High Income Fund.

The Agreement provides for the transfer of all of the assets of Fidelity® Global High Income Fund in exchange for corresponding shares of Fidelity® High Income Fund equal in value to the net assets of Fidelity® Global High Income Fund and the assumption by Fidelity® High Income Fund of all of the liabilities of Fidelity® Global High Income Fund. After the exchange, Fidelity® Global High Income Fund will distribute the Fidelity® High Income Fund shares to its shareholders pro rata, in liquidation of Fidelity® Global High Income Fund. As a result, shareholders of Fidelity® Global High Income Fund will become shareholders of Fidelity® High Income Fund (these transactions are collectively referred to as the “Reorganization”).

Shareholders of Fidelity® Global High Income Fund will receive a combined information statement and prospectus containing more information with respect to the Reorganization, and a summary of the Board’s considerations in approving the Agreement.

The Reorganization, which does not require shareholder approval, is expected to take place on or about September 13, 2024. The Reorganization is expected to be a tax-free transaction. This means that neither Fidelity® Global High Income Fund nor its shareholders will recognize any gain or loss as a direct result of the Reorganization.

Effective the close of business on March 22, 2024, new positions in Fidelity® Global High Income Fund (the fund) may no longer be opened. Shareholders of the fund on that date may continue to add to their fund positions existing on that date. Investors who did not own shares of the fund on March 22, 2024, generally will not be allowed to buy shares of the fund except that new fund positions may be opened: 1) by participants in most group employer retirement plans (and their successor plans) if a qualifying fund is already established as an investment option under the plans (or under another plan sponsored by the same employer), 2) by participants in a 401(a) plan covered by a master record keeping services agreement between Fidelity and a national federation of employers that included a qualifying fund as a core investment option, 3) for accounts managed on a discretionary basis by certain registered investment advisers that have discretionary assets of at least $500 million invested in mutual funds and already included the fund in their discretionary account program, 4) by a mutual fund or a qualified tuition program for which Fidelity serves as investment manager, 5) by a portfolio manager of the fund, 6) by a fee deferral plan offered to trustees of certain Fidelity® funds, if the fund is an investment option under the plan, and 7) by qualified intermediaries to facilitate in-kind redemption activity when deemed by the Adviser to be in the best interests of the fund, and 8) by certain asset pools associated with an organization that already offers a qualifying fund as an investment option in its retirement plan(s). These restrictions generally will apply to investments made directly with Fidelity and investments made through intermediaries. Investors may be required to demonstrate eligibility to buy shares of the fund before an investment is accepted.

Effective after the close of business on May 20, 2024, new positions in the fund may no longer be opened. Existing shareholders may continue to hold their shares and purchase additional shares through the reinvestment of dividend and capital gain distributions until the fund’s liquidation.

In connection with the Reorganization, an information statement/prospectus that will be included in a registration statement on Form N-14 will be filed with the Securities and Exchange Commission. After the registration statement is filed with the SEC, it may be amended or withdrawn and the information statement/prospectus will not be distributed to shareholders of Fidelity® Global High Income Fund unless and until the registration statement becomes effective. Shareholders should read the information statement/prospectus, which contains important information about the Reorganization, when it becomes available. For a free copy of the information statement/prospectus, please contact Fidelity at 1-877-208-0098. The information statement/prospectus will also be available on the Securities and Exchange Commission’s website (www.sec.gov).

For more detailed information, please contact Fidelity at 1-877-208-0098.

The following information replaces similar information found in the “Appendix” section under the “Sales Charge Waiver Policies Applied by Certain Intermediaries” heading.

Merrill Lynch

Purchases or sales of front-end (i.e. Class A) or level-load (i.e., Class C) mutual fund shares through a Merrill platform or account will be eligible only for the following sales load waivers (front-end, contingent deferred, or back-end waivers) and discounts, which differ from those disclosed elsewhere in a fund’s prospectus. Purchasers will have to buy mutual fund shares directly from the mutual fund company or through another intermediary to be eligible for waivers or discounts not listed below.

It is the client’s responsibility to notify Merrill at the time of purchase or sale of any relationship or other facts that qualify the transaction for a waiver or discount. A Merrill representative may ask for reasonable documentation of such facts and Merrill may condition the granting of a waiver or discount on the timely receipt of such documentation.

Additional information on waivers and discounts is available in the Merrill Sales Load Waiver and Discounts Supplement (the “Merrill SLWD Supplement”) and in the Mutual Fund Investing at Merrill pamphlet at ml.com/funds. Clients are encouraged to review these documents and speak with their financial advisor to determine whether a transaction is eligible for a waiver or discount.

Front-end Load Waivers Available at Merrill

•

Shares of mutual funds available for purchase by employer-sponsored retirement, deferred compensation, and employee benefit plans (including health savings accounts) and trusts used to fund those plans provided the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans

•	Shares purchased through a Merrill investment advisory program

•	Brokerage class shares exchanged from advisory class shares due to the holdings moving from a Merrill investment advisory program to a Merrill brokerage account

•	Shares purchased through the Merrill Edge Self-Directed platform

•	Shares purchased through the systematic reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same mutual fund in the same account

•	Shares exchanged from level-load shares to front-end load shares of the same mutual fund in accordance with the description in the Merrill SLWD Supplement

•

Shares purchased by eligible employees of Merrill or its affiliates and their family members who purchase shares in accounts within the employee’s Merrill Household (as defined in the Merrill SLWD Supplement)

•	Shares purchased by eligible persons associated with the fund as defined in this prospectus (e.g. the fund’s officers or trustees)

•

Shares purchased from the proceeds of a mutual fund redemption in front-end load shares provided (1) the repurchase is in a mutual fund within the same fund family; (2) the repurchase occurs within 90 calendar days from the redemption trade date, and (3) the redemption and purchase occur in the same account (known as Rights of Reinstatement). Automated transactions (i.e. systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill’s account maintenance fees are not eligible for Rights of Reinstatement

CDSC Waivers on Front-end, Back-end, and Level Load Shares Available at Merrill

•	Shares sold due to the client’s death or disability (as defined by Internal Revenue Code Section 22e(3))

•	Shares sold pursuant to a systematic withdrawal program subject to Merrill’s maximum systematic withdrawal limits as described in the Merrill SLWD Supplement

•	Shares sold due to return of excess contributions from an IRA account

•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the investor reaching the qualified age based on applicable IRS regulation

•

Front-end or level-load shares held in commission-based, non-taxable retirement brokerage accounts (e.g. traditional, Roth, rollover, SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans) that are transferred to fee-based accounts or platforms and exchanged for a lower cost share class of the same mutual fund

Front-end Load Discounts Available at Merrill: Breakpoints, Rights of Accumulation & Letters of Intent

•

Breakpoint discounts, as described in this prospectus, where the sales load is at or below the maximum sales load that Merrill permits to be assessed to a front-end load purchase, as described in the Merrill SLWD Supplement

•

Rights of Accumulation (ROA), as described in the Merrill SLWD Supplement, which entitle clients to breakpoint discounts based on the aggregated holdings of mutual fund family assets held in accounts in their Merrill Household

•

Letters of Intent (LOI), which allow for breakpoint discounts on eligible new purchases based on anticipated future eligible purchases within a fund family at Merrill, in accounts within your Merrill Household, as further described in the Merrill SLWD Supplement

Effective March 1, 2024, each fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. Each amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating each fund out of each class’s management fee.

The following information replaces similar information for Fidelity® Global High Income Fund found in the “Fund Summary” section under the “Fee Table” heading.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Class A	Class M	Class C	Class I
Management fee	0.84%A,B	0.84%A,B	0.84%A,B	0.84%A,B

Distribution and/or Service (12b-1) fees	0.25%	0.25%	1.00%	None

Other expenses	0.28%B	0.28%B	0.28%B	0.28%B

Total annual operating expenses	1.37%	1.37%	2.12%	1.12%

Fee waiver and/or expense reimbursement	0.32%C	0.32%C	0.32%C	0.32%C

Total annual operating expenses after fee waiver and/or expense reimbursement	1.05%	1.05%	1.80%	0.80%

A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.22% for Class A, 0.24% for Class M, 0.24% for Class C, and 0.23% for Class I was previously charged under the services agreements.

B Adjusted to reflect current fees.

C Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse Class A, Class M, Class C, and Class I of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable), as a percentage of their respective average net assets, exceed

1.05%, 1.05%, 1.80%, and 0.80% (the Expense Caps). If at any time during the current fiscal year expenses for Class A, Class M, Class C, or Class I of the fund fall below the Expense Caps, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Caps. These arrangements will remain in effect through August 31, 2024. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees and may extend them in its discretion after that date.

	Class A		Class M		Class C		Class I

	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares

1 year	$ 503	$ 503	$ 503	$ 503	$ 283	$ 183	$ 82	$ 82

3 years	$ 776	$ 776	$ 776	$ 776	$ 622	$ 622	$ 313	$ 313

5 years	$ 1,080	$ 1,080	$ 1,080	$ 1,080	$ 1,099	$ 1,099	$ 575	$ 575

10 years	$ 1,944	$ 1,944	$ 1,944	$ 1,944	$ 2,226	$ 2,226	$ 1,324	$ 1,324

The following information replaces similar information for Fidelity® High Income Fund found in the “Fund Summary” section under the “Fee Table” heading.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Class A	Class M	Class C	Class I	Class Z
Management fee	0.71%A,B	0.72%A,B	0.72%A,B	0.72%A,B	0.61%A,B

Distribution and/or Service (12b-1) fees	0.25%	0.25%	1.00%	None	None

Other expenses	0.01%B	0.01%B	0.01%B	0.01%B	0.01%B

Acquired fund fees and expenses	0.17%C	0.17%C	0.17%C	0.17%C	0.17%C

Total annual operating expenses	1.14%C	1.15%C	1.90%C	0.90%C	0.79%C

A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.19% for Class A, 0.19% for Class M, 0.22% for Class C, 0.23% for Class I, and 0.08% for Class Z was previously charged under the services agreements.

B Adjusted to reflect current fees.

C Includes interest expense of certain underlying Fidelity® funds. Excluding interest expense of the applicable underlying Fidelity funds, Total annual operating expenses are 0.98%, 0.99%, 1.74%, 0.74% and 0.63% for Class A, Class M, Class C, Class I and Class Z, respectively.

	Class A		Class M		Class C		Class I		Class Z

	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares

1 year	$ 512	$ 512	$ 513	$ 513	$ 293	$ 193	$ 92	$ 92	$ 81	$ 81

3 years	$ 748	$ 748	$ 751	$ 751	$ 597	$ 597	$ 287	$ 287	$ 252	$ 252

5 years	$ 1,003	$ 1,003	$ 1,008	$ 1,008	$ 1,026	$ 1,026	$ 498	$ 498	$ 439	$ 439

10 years	$ 1,731	$ 1,731	$ 1,742	$ 1,742	$ 2,024	$ 2,024	$ 1,108	$ 1,108	$ 978	$ 978

The following information replaces similar information found in the “Fund Management” section under the “Advisory Fee(s)” heading.

Each class of each fund pays a management fee to the Adviser.

The management fee is calculated and paid to the Adviser every month.

When determining a class’s management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once a fund’s monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class.

The annual management fee rate for each class of shares of each fund offered through this prospectus is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate (if applicable) or (2) the amount listed below:

	Class A	Class M	Class C	Class I
Fidelity® Global High Income Fund	0.85%	0.85%	0.85%	0.85%

	Class A	Class M	Class C	Class I	Class Z
Fidelity® High Income Fund	0.71%	0.72%	0.74%	0.76%	0.61%

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month.

A different management fee rate may be applicable to each class of a fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of a fund’s assets, which do not vary by class.

Effective January 1, 2024, the following information supplements information for Fidelity® High Income Fund found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Jared Beckerman (Co-Portfolio Manager) has managed the fund since 2024.

Effective January 1, 2024, the following information supplements the biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Jared Beckerman is Co-Portfolio Manager of Fidelity® High Income Fund, which he has managed since 2024. He also manages other funds. Since joining Fidelity Investments in 2012, Mr. Beckerman has worked as a research analyst and portfolio manager.

AGHI-PSTK-0324-123 1.928679.123	March 13, 2024